Restructuring (Tables)	12 Months Ended
Dec. 31, 2019
voxeljet AG
Disclosure of subsidiaries [line items]
Summary of amounts related to restructuring charges

Twelve months ended December 31, 2019
Line items in statement of comprehensive loss / Components of restructuring charges	(€ in thousands)

Cost of sales	302
Employee termination costs	302

Selling expenses	77
Employee termination costs	77

Administrative expenses	45
Employee termination costs	45

Research and development expenses	29
Employee termination costs	29

Impact of restructuring	453

voxeljet UK
Disclosure of subsidiaries [line items]
Summary of amounts related to restructuring charges

Twelve months ended December 31, 2019
Line items in statement of comprehensive loss / Components of restructuring charges	(€ in thousands)

Cost of sales	312
Loss on disposal of assets	226
Employee termination costs	67
Impairment of Inventories	19

Selling expenses	42
Loss on disposal of assets	20
Employee termination costs	16
Write-off right-of-use asset	6

Administrative expenses	274
Loss on disposal of assets	81
Employee termination costs	35
Lease maintenance costs	100
Settlement of agreements	14
Legal Consulting	25
Write-off right-of-use asset	19

Impact of restructuring	628